Common shares	12 Months Ended
Dec. 31, 2025
Shareholders' equity (deficit)
Common Shares

16. Common shares

The Company is authorized to issue an unlimited number of common shares, of which the following are issued and outstanding:

	For the years ended December 31,
	2025		2024
	# of shares	$ amount	# of shares	$ amount
As at the beginning of the year	78,495,184	98,262,510	78,025,237	98,179,271
Private placement, net of issuance costs	7,050,500	2,777,168	-	-
Employee Share Purchase Plan (Note 18)	265,808	86,990	469,947	83,239
Restricted Stock Units (Note 18)	194,206	39,035	-	-
Exercise of Stock Options (Note 18)	310,799	108,427	-	-
Conversion of convertible debentures (Note 11)	31,645,292	14,114,800	-	-
Equity based transaction with non-employee (Note 18)	634,439	108,455	-	-
As at the end of the year	118,596,228	115,497,385	78,495,184	98,262,510

	For the year ended December 31,
	2023
	# of shares	$ amount
As at the beginning of the year	68,949,109	96,423,648
Private placement, net of issuance costs	8,510,000	1,622,057
Employee Share Purchase Plan (Note 18)	309,509	66,755
Restricted Stock Units (Note 18)	256,619	66,811
As at the end of the year	78,025,237	98,179,271

Private Placements

On November 24, 2025, the Company finalized a private placement for $0.40 per share.  The Company issued 7,050,500 common shares for gross proceeds of approximately $2,821,272 (US$2,000,000) less issuance costs of $44,104.

On December 22, 2022, the Company announced a multi-tranche private placement (the “2022 Private Placement”) at $0.195 per share.  At December 22, 2022, the Company issued 1,148,282 common shares for gross proceeds of $223,915 in the first tranche, less issuance costs of $7,732.  On January 25, 2023, the Company closed the 2022 Private Placement by issuing an additional 8,510,000 common shares, at $0.195 per common share, for additional aggregate gross proceeds of approximately $1,659,450, less issuance costs of $37,393.

Equity based transaction with non-employee:

On October 1, 2023, the Company entered into a service agreement with a marketing consultant (the “Consultant”) to provide sales and marketing services to introduce potential customers to the Company’s SFD® technology, attend trade shows, and update the Company’s marketing systems.  The Consultant agreed to be compensated in Common Shares only for approximately US$16,000 per month, based on the five-day volume average price at the end of each month until February 29, 2024.  634,439 common shares issued to the Consultant on January 29, 2025.